Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Federal statutory rate	21.00%	21.00%
Minimum
Operating Loss Carryforwards [Line Items]
Ownership interest	50.00%	50.00%
Domestic tax authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 79.4	$ 59.4
Tax credit carryforwards	0.8	0.7
State and local jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	53.4	45.6
Tax credit carryforwards	$ 0.8	$ 0.9